Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net Income	¥ 2,788,547	$ 405,577	¥ 2,144,463	¥ 978,969
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	198,654	28,893	(155,368)	175,963
Comprehensive income	2,987,201	434,470	1,989,095	1,154,932
Less: comprehensive loss attributed to the non-controlling interest	(24,613)	(3,580)	(3,635)
Comprehensive income attributable to Momo Inc.	¥ 3,011,814	$ 438,050	¥ 1,992,730	¥ 1,154,932